CASH AND CASH EQUIVALENTS:	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS:

NOTE 7 - CASH AND CASH EQUIVALENTS:

Cash and cash equivalents include cash on hand, deposits held at call with financial institutions, other short- term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. Below is the composition of cash and cash equivalents by US Dollar and other currencies:

	December 31,
	2022	2021
	US Dollars in thousands
US Dollar	11,415	32,196
New Israeli Shekel	1,498	28,687
Euro	11,182	13,834
British pound sterling	3,909	8,020
Australian Dollar	1,650	1,045
Other currencies	4,226	3,550
	33,880	87,332